Share Capital and Share Premium Account - Summary of Share Capital (Detail)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure Of Classes Of Share Capital And Share Premium [Abstract]
Number of shares issuable under employee share schemes	38,647	71,382
Number of unissued shares not under option	4,588,799	4,560,302